Financial Instruments by Category - Summary of Financial Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Financial assets at amortised cost	$ 708,451	$ 581,395
Trade Receivables
Disclosure Of Financial Assets [Line Items]
Financial assets at amortised cost	15,000	74,978
Financial Assets Included in Prepayments, Other Receivables and Other Assets
Disclosure Of Financial Assets [Line Items]
Financial assets at amortised cost	487	344
Financial Investment Measured at Amortized Cost
Disclosure Of Financial Assets [Line Items]
Financial assets at amortised cost	29,849
Time Deposits
Disclosure Of Financial Assets [Line Items]
Financial assets at amortised cost	174,644	50,000
Pledged Deposits
Disclosure Of Financial Assets [Line Items]
Financial assets at amortised cost	256	384
Cash and Cash Equivalents
Disclosure Of Financial Assets [Line Items]
Financial assets at amortised cost	$ 488,215	$ 455,689